Shareholder Report, Holdings (Details)_9	Jun. 30, 2024
Institutional Shares | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Institutional Shares | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Institutional Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | HDFC Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Institutional Shares | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Institutional Shares | Safran S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Institutional Shares | Wolters Kluwer NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Institutional Shares | Howden Joinery Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Institutional Shares | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Institutional Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Institutional Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Institutional Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Institutional Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Institutional Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Institutional Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Institutional Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Institutional Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Institutional Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Institutional Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Institutional Shares | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Institutional Shares | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Institutional Shares | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Institutional Shares | India
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Institutional Shares | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Institutional Shares | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Institutional Shares | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Investor Shares | Deutsche Boerse AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Investor Shares | Rentokil Initial PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares | London Stock Exchange Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Investor Shares | Waste Connections, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | HDFC Bank, Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Investor Shares | Experian PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Investor Shares | Safran S.A. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Investor Shares | Wolters Kluwer NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Investor Shares | Howden Joinery Group PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Investor Shares | NXP Semiconductors NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Investor Shares | Cash & other [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Investor Shares | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
Investor Shares | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Investor Shares | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Investor Shares | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Investor Shares | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Investor Shares | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Investor Shares | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Investor Shares | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Investor Shares | United States
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Investor Shares | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	26.10%
Investor Shares | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Investor Shares | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Investor Shares | France
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Investor Shares | India
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Investor Shares | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Investor Shares | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Investor Shares | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.20%